Income tax	6 Months Ended
Mar. 31, 2022
Income tax
Income tax

Note 6. Income tax

The income tax expense is reconciled to the profit before income tax as follows:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Profit before income tax	4,718	3,440	5,061	37	(7)
Tax at the Australian company tax rate of 30%	1,415	1,032	1,518	37	(7)
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	28	31	28	(10)	—
Life insurance:
Tax adjustment on policyholder earnings	—	1	2	(100)	(100)
Adjustment for life business tax rates	—	—	—	—	—
Other non-assessable items	(34)	(4)	(2)	large	large
Other non-deductible items	47	176	76	(73)	(38)
Adjustment for overseas tax rates	(15)	(6)	(10)	150	50
Income tax (over)/under provided in prior periods	7	1	2	large	large
Other items	(14)	191	2	large	large
Total income tax expense[1]	1,434	1,422	1,616	1	(11)
Effective income tax rate	30.39%	41.34%	31.93%	large	(154 bps)

1.	As the Bank levy is not a levy on income, it is not included in income tax. It is included in Note 3.